Short-Term Loans (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Feb. 20, 2022	Dec. 31, 2021
Short-Term Loans (Details) [Line Items]
Short term loan	$ 15,000,000		$ 15,000,000
Short term loan description	If the Business Combination is terminated and if prior to June 30, 2022, or prior to repayment of the loan, the Company consummates another equity financing round, Cormorant is entitled to convert the loan into the most senior class of equity securities issued by the Company at a price equal to equal to 80% of the subscription price paid by the investors in such financing round. The number of shares issuable upon conversion is determined by dividing the loan by 80% of the subscription price paid by investors in such financing round. If the Business Combination is terminated and if the loan has neither been repaid within 30 calendar days of June 30, 2022 nor a voluntary conversion has taken place, the loan shall mandatorily convert into the most senior class of outstanding equity securities of the Company at a price equal to 80% of their fair market value.
Biotechnology Value Fund, L.P., [Member]
Short-Term Loans (Details) [Line Items]
Short term loan	$ 8,139,000		8,139,000
Biotechnology Value Fund II, L.P., [Member]
Short-Term Loans (Details) [Line Items]
Short term loan	5,946,000		5,946,000
Biotechnology Value Trading Fund OS, L.P. [Member]
Short-Term Loans (Details) [Line Items]
Short term loan	$ 915,000		$ 915,000
Cormorant Private Healthcare Fund IV. L.P.[Member]
Short-Term Loans (Details) [Line Items]
Short-Term Debt		$ 15,000,000